Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related parties [Abstract]
Summary of balances with the related parties

(a)	Balances with the related parties as of December 31, 2020 and 2021 are as follows:

Related party	Account	2020		2021
Investments in associates:
BNP Paribas Cardif Life Insurance	Other assets	~~W~~	76	61
”	Credit card loans		81	87
”	Deposits		13,941	14,870
Partners 4th Growth Investment Fund	Deposits		2,802	10,096
BNP Paribas Cardif General Insurance	Credit card loans		21	24
”	ACL		—	(2)
”	Other provisions		—	4
”	Deposits		41	1,455
Dream High Fund III	Deposits		4	4
Credian Healthcare Private Equity Fund II (*)	Deposits		2	—
Midas Dong-A Snowball Venture Fund 2	Deposits		1,739	350
Eum Private Equity Fund No.3 (*)	Deposits		20	—
Incorporated association Finance Saving Information Center	Deposits		7	16
Nomura investment property trust No.19	Loans		11,976	11,880
”	Other assets		44	—
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Other assets		1,160	345

Related party	Account	2020		2021
Investments in associates (continued):
Korea Finance Security	Deposits	~~W~~	568	457
SHINHAN-CORE TREND GLOBAL FUND 1	Unearned revenue		16	17
Hermes Private Investment Equity Fund	Deposits		352	246
Korea Credit Bureau	Deposits		2,088	1,394
Goduck Gangil1 PFV Co., Ltd	Loans		24,000	12,000
”	ACL		(71)	(52)
SBC PFV Co., Ltd	Deposits		8,011	33,278
Sprott Global Renewable Private Equity Fund I	Deposits		258	176
IMM Global Private Equity Fund	Loans		800	800
”	ACL		(2)	(3)
”	Deposits		10,820	21,543
Goduck Gangil10 PFV Co., Ltd	Loans		9,400	7,600
”	ACL		(19)	(24)
”	Deposits		2,718	72,740
Shinhan Global Healthcare Fund 2	Deposits		1	1
One Shinhan Global Fund 1	Unearned revenue		122	104
IGIS PRIVATE REAL ESTATE TRUST NO.331 (*)	Loans		9,919	—
”	Accrued income		121	—
”	Unearned revenue		22	—
COSPEC BIM tech (*)	Loans		151	—
”	ACL		(95)	—
”	Deposits		1	—
IMM Special Situation 1-2 PRIVATE EQUITY FUND	Deposits		117	23
EDNCENTRAL Co.,Ltd.	Loans		19,450	19,739
”	Accrued income		9	9
”	Deposits		—	1
”	Unearned revenue		578	40
KoFC-Neoplux R&D-Biz Creation 2013-1 Investment (*)	Account receivables		2,823	—
Future-Creation Neoplux Venture Capital Fund	Account receivables		4,137	3,919
Neoplux Market-Frontier Secondary Fund	Account receivables		1,630	954
Gyeonggi-Neoplux Superman Fund	Account receivables		186	620
Shinhan-Neoplux Energy Newbiz Fund	Account receivables		25	1,002
SHINHAN-NEO Core Industrial Technology Fund	Account receivables		3	—
KTC-NP Growth Champ 2011-2 Private Equity Fund	Account receivables		4,528	4,512

Related party	Account	2020		2021
Investments in associates (continued):
Neoplux No.3 Private Equity Fund	Account receivables	~~W~~	748	662
NV Station Private Equity Fund	Deposits		100	41
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45	Unearned revenue		76	—
IGIS Private Real Estate Investment Trust 286 (*)	Other loans		436	—
Genesis North America Power Company No.1 PEF	Other loans		2,171	—
Korea Digital Asset Custody	Deposits		—	526
SW-N Fund	Deposits		—	115
Shinhan Smilegate Global PEF I	Unearned revenue		—	49
WaveTechnology co.Ltd	Deposits		—	99
SHINHAN-NEO Market-Frontier 2nd Fund	Account receivables		—	513
iPIXEL Co.,Ltd.	Loans		—	55
”	Deposits		—	651
CJL No.1 Private Equity Fund	Deposits		—	779
Nova New Technology Investment Fund No.1	Deposits		—	357
Key management personnel and their immediate relatives:	Loans		5,144	6,149

	Assets		98,852	70,850

	Liabilities	~~W~~	44,404	159,432

(*)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2021.

Summary of transactions with the related parties

(b)	Transactions with the related parties for the years ended December 31, 2019, 2020 and 2021 are as follows:

Related party	Account	2019		2020	2021
Investments in associates
BNP Paribas Cardif Life Insurance	Fees and commission income	~~W~~	4,230	3,390	3,023
“	Reversal of credit losses		3	—	—
“	Interest expense		(1)	(5)	(13)
“	General and administrative expenses		(9)	(4)	(2)
Shinhan Praxis K-Growth Global Private Equity Fund	Fees and commission income		448	361	323

Related party	Account	2019		2020	2021
Investments in associates (continued):
BNP Paribas Cardif General Insurance	Fees and commission income	~~W~~	11	10	10
“	Reversal for credit loss		—	—	6
“	Other operating income		468	333	—
“	Interest expense		—	—	(1)
Midas Dong-A Snowball Venture Fund (*1)	Fees and commission income		119	—	—
“	Interest expense		(1)	—	—
IBKS-Shinhan Creative Economy New Technology Fund 2 (*1)	Fees and commission income		8	—	—
SM New Technology Business Investment Fund I (*3)	Fees and commission income		14	—	187
Partners 4th Growth Investment Fund	Interest expense		(7)	(4)	(11)
Shinhan-Albatross Technology Investment Fund	Fees and commission income		216	54	129
SH Private Korea Equity Long-Short Professional Feeder (*1)	Fees and commission income		363	—	—
KDBC Midas Dong-A Snowball Venture Fund No.2	Interest expense		—	(2)	—
Shinhan Fintech New Technology Fund No.1 (*1)	Fees and commission income		38	—	—
Shinhan Global Healthcare Fund 1	Fees and commission income		360	—	—
Shinhan capital-Cape FN Fund No.1 (*1)	Fees and commission income		101	—	—
SHC-K2 Global Material Fund (*2)	Fees and commission income		19	19	—
Synergy-Shinhan Mezzanine New Technology Investment Fund (*2)	Fees and commission income		94	50	—
Shinhan-Midas Dong-A Secondary Venture Fund	Fees and commission income		187	63	115
GX Shinhan interest 1st Private Equity Fund (*2)	Fees and commission income		545	454	—
Shinhan-Nvestor Liquidity Solution Fund	Fees and commission income		361	361	271
SHC ULMUS Fund No.1 (*2)	Fees and commission income		76	39	—
Shinhan-PS Investment Fund No.1	Fees and commission income		20	20	20
Nomura investment property trust No.19	Interest income		519	525	530
“	Other operating income		7	3	—

Related party	Account	2019		2020	2021
Investments in associates (continued):
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Fees and commission income	~~W~~	2,694	2,501	974
Shinhan-Stonebridge Petro Private Equity Fund (*2)	Fees and commission income		1,762	—	—
KOREA FINANCE SECURITY	Fees and commission income		10	10	8
“	Interest expense		—	(1)	(1)
ShinHan – Soo Young Entrepreneur Investment Fund	Fees and commission income		275	206	1,028
Shinhan-Rhinos 1 Fund	Fees and commission income		64	64	47
SHINHAN-CORE TREND GLOBAL FUND1	Fees and commission income		45	100	106
Kiwoom-Shinhan Innovation Fund I	Fees and commission income		67	240	240
One Shinhan Global Fund1	Fees and commission income		151	399	208
Open-Shinhan Portfolio Investment Association No. 1	Fees and commission income		59	59	59
FuturePlay-Shinhan TechInnovation Fund 1	Fees and commission income		7	218	241
WON JIN HOME PLAN CO.,LTD (*3)	Interest income		186	—	—
Korea Credit Bureau	Fees and commission income		13	13	14
“	Interest expense		(5)	(12)	(9)
Goduck Gangil1 PFV Co., Ltd	Interest income		328	915	754
“	Fees and commission income		1,120	—	—
“	Reversal (provision) for credit loss		(78)	7	20
SBC PFV Co., Ltd	Fees and commission income		—	732	776
“	Interest expense		(3)	(5)	(14)
IMM Global Private Equity Fund	Interest income		28	25	23
“	Interest expense		(25)	(13)	(49)
“	Provision for credit loss		(3)	—	(1)
Goduck Gangil10 PFV Co., Ltd	Interest income		—	299	283
“	Fees and commission income		—	793	—
“	Interest expense		—	(4)	(78)
“	Provision for credit loss		—	(19)	(4)
IGIS PRIVATE REAL ESTATE TRUST NO.331 (*3)	Interest income		—	731	—
“	Other operating expense		—	(67)	—
“	Fees and commission income		—	478	—
COSPEC BIM tech (*3)	Interest income		—	—	41
“	Reversal ( provision) for credit loss		—	(95)	95

Related party	Account	2019		2020	2021
Investments in associates (continued):
Korea Omega Project Fund I	Fees and commission income	~~W~~	—	131	180
New Green Shinhan Mezzanine Fund (*3)	Fees and commission income		—	42	334
Sparklabs-Shinhan Opportunity Fund 1	Fees and commission income		—	174	202
EDNCENTRAL Co.,Ltd.	Interest income		—	649	1,140
“	Fees and commission income		—	578	714
“	Other operating expense		—	(121)	—
Shinhan Western T&D Consignment Management Real Estate Investment Co., Ltd (*2)	Fees and commission income		—	300	—
Kakao-Shinhan 1st TNYT Fund	Fees and commission income		—	165	386
KoFC-Neoplux R&D-Biz Creation 2013-1 Investment (*3)	Interest income		—	9	1
“	Fees and commission income		—	44	5,474
Future-Creation Neoplux Venture Capital Fund	Interest income		—	14	31
“	Fees and commission income		—	116	308
Neoplux Market-Frontier Secondary Fund	Fees and commission income		—	416	954
Gyeonggi-Neoplux Superman Fund	Fees and commission income		—	149	621
Shinhan-Neoplux Energy Newbiz Fund	Fees and commission income		—	308	1,002
NewWave 6th Fund	Fees and commission income		—	303	1,210
SHINHAN-NEO Core Industrial Technology Fund	Fees and commission income		—	3	498
KTC-NP Growth Champ 2011-2 Private Equity Fund	Interest income		—	5	26
“	Fees and commission income		—	86	—
Neoplux No.3 Private Equity Fund	Fees and commission income		—	748	2,433
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45	Fees and commission income		—	1,412	83
CREDIAN T&F 2020 CORPORATE FINANCIAL STABILITY PRIVATE EQUITY FUND (*2)	Interest expense		—	(1)	—
Shinhan Smilegate Global PEF I	Fees and commission income		—	—	189

Related party	Account	2019		2020	2021
Investments in associates (continued):
SHINHAN-NEO Market-Frontier 2nd Fund	Fees and commission income	~~W~~	—	—	2,026
Korea Digital Asset Custody	Interest expense		—	—	(2)
SWK-Shinhan New Technology Investment Fund 1st	Fees and commission income		—	—	41
Ulmus SHC innovation investment fund	Fees and commission income		—	—	63
iPIXEL Co.,Ltd.	Interest income		—	—	2
CJL No.1 Private Equity Fund	Interest expense		—	—	(2)
Reverent-Shinhan Vista Fund	Fees and commission income		—	—	90
Hermes Private Investment Equity Fund	Interest expense		—	—	(1)
Kiwoom-Shinhan Innovation Fund 2	Fees and commission income		—	—	115
ETRI Holdings-Shinhan 1st Unicorn Fund	Fees and commission income		—	—	32
Shinhan-Time mezzanine blind Fund	Fees and commission income		—	—	300
Shinhan VC tomorrow venture fund 1	Fees and commission income		—	—	419
JS Shinhan Private Equity Fund	Fees and commission income		—	—	250
Key management personnel and their immediate relatives
Interest income			161	126	122

		~~W~~	15,045	18,897	28,589

(*1)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2019.
(*2)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2020.
(*3)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2021.

Summary of key management personnel compensation

(c)	Key management personnel compensation
Key management personnel compensation for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Short-term employee benefits	~~W~~	21,237	23,468	23,972
Severance benefits		731	651	686
Share-based payment transactions (*)		12,343	2,628	13,886

	~~W~~	34,311	26,747	38,544

(*)	The expenses of share-based payment transactions are the renumeration expenses during the vesting period.

Summary of the guarantees provided between the related parties

(d)	The guarantees provided between the related parties as of December 31, 2020 and 2021 are as follows:

		Amount of guarantees
Guarantor	Guaranteed Parties	2020		2021	Account
Shinhan Bank	BNP Paribas Cardif Life Insurance	~~W~~	10,000	10,000	Unused loan limit
Shinhan Card	BNP Paribas Cardif Life Insurance		919	913	Unused credit line
“	BNP Paribas Cardif General Insurance		229	226	Unused credit line
The Group	Structured entities		135,459	207,078	Purchase agreement

		~~W~~ 146,607		218,217

Summary of details of collaterals provided by the related parties
(e)	Details of collaterals provided by the related parties as of December 31, 2020 and 2021 are as follows:

			Amount of assets pledged
Provided to	Provided by	Pledged assets	2020		2021
Shinhan Bank	BNP Paribas Cardif Life Insurance	Government bonds	~~W~~	12,000	12,000
	Hyungje art printing	Properties		120	—
	Goduck Gangil1 PFV Co., Ltd	Guarantee insurance policy		28,800	—
	Goduck Gangil10 PFV Co., Ltd	Guarantee insurance policy		13,000	—
	iPIXEL Co.,Ltd.	Electronic credit guarantee		—	190

			~~W~~	53,920	12,190

Summary of significant loan transactions with related parties

(f)	Details of significant loan transactions with related parties as of December 31, 2020 and 2021 are as follows:

		2020
Classification	Company	Beginning		Loan	Recover	Others (*1)	Ending
Investments in associates	Nomura investment property trust No.19	~~W~~	11,973	—	—	—	11,973
	IGIS PRIVATE REAL ESTATE TRUST NO.331		—	10,000	—	(312)	9,688
	EDNCENTRAL Co.,Ltd.		—	20,000	—	(619)	19,381
	Goduck Gangil1 PFV Co., Ltd		24,000	—	—	—	24,000
	Goduck Gangil10 PFV Co., Ltd		—	28,200	(18,800)	—	9,400
	IMM Global Private Equity Fund		800	—	—	—	800
	COSPEC BIM tech (*2)		—	—	—	151	151

	Total	~~W~~	36,773	58,200	(18,800)	(780)	75,393

(*1)	The effect on changes in allowance for credit loss is included.
(*2)	For the year ended December 31, 2020, it is incorporated as a related party, and has marked the balance as of December 31, 2020.

		2021
Classification	Company	Beginning		Loan	Recover	Others (*)	Ending
Investments in associates	Nomura investment property trust No.19	~~W~~	11,973	—	—	(93)	11,880
	IGIS PRIVATE REAL ESTATE TRUST NO.331		9,688	—	(9,769)	81	—
	EDNCENTRAL Co.,Ltd.		19,381	—	—	358	19,739
	Goduck Gangil1 PFV Co., Ltd.		24,000	—	(12,000)	—	12,000
	Goduck Gangil10 PFV Co., Ltd.		9,400	600	(2,400)	—	7,600
	IMM Global Private Equity Fund		800	—	—	—	800
	COSPEC BIM tech		151	—	—	(151)	—
	iPIXEL Co.,Ltd.		—	71	—	(16)	55

	Total	~~W~~	75,393	671	(24,169)	179	52,074

(*)	The effect on changes in allowance for credit loss is included.